OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-22014


                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer Diversified High Income Trust
                  SCHEDULE OF INVESTMENTS 7/31/10 (unaudited)

     Principal
      Amount
     USD ($)                                                             Value
($)

                  ASSET BACKED SECURITIES - 1.7% of Net Assets
                  Consumer Services - 0.3%
                  Restaurants - 0.3%
     100,000      DB Master Finance LLC, 5.779%, 6/20/31 (144A)          97,664
     500,000      DB Master Finance LLC, 8.285%, 6/20/31 (144A)          460,255
                  Total Consumer Services                                557,919

                  Banks - 0.9%
                  Thrifts & Mortgage Finance - 0.9%
     246,741  (a) Ace Securities Corp., 1.229%, 12/25/34                 180,048
     200,000  (a) Carrington Mortgage Loan Trust, 0.429%, 10/25/36       155,826
     699,000  (a) Carrington Mortgage Loan Trust, 0.529%, 2/25/37        375,615
     519,215  (a) Countrywide Asset-Backed Certificates, 0.779%, 3/25/47 239,692
     233,025  (a) GSAMP Trust, 0.459%, 1/25/37                           205,466
     118,580  (a) GSAMP Trust, 0.759%, 3/25/35                           112,439
     607,539  (a) Lehman XS Trust, 0.679%, 12/25/35                      198,403
                  Total Banks                                          1,467,489

                  Diversified Financials - 0.5%
                  Other Diversified Financial Services - 0.4%
     1,191,14 (a) Aircraft Finance Trust, 0.821%, 5/15/24 (144A)         524,101
     119,173  (a) Aircraft Finance Trust, 0.841%, 5/15/24 (144A)         91,763
                                                                         615,864
                  Specialized Finance - 0.1%
     150,000      Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A 140,283
                  Total Diversified Financials                           756,147
                  TOTAL ASSET BACKED SECURITIES                        2,781,555
                  (Cost $3,097,531)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0% of Net Assets
                  Banks - 1.0%
                  Thrifts & Mortgage Finance - 1.0%
     261,354  (a) Countrywide Home Loans, 0.679%, 3/25/35                68,428
     520,250 (a) Downey Savings and Loan Association Mortgage Loan Trus 181,302 284,112 (a) Downey Savings and Loan Association Mortgage Loan Trus 24,696
     1,154,76 (a) Impac CMB Trust, 1.089%, 1/25/35                       854,373
     122,663  (a) Impac Secured Assets CMN Owner Trust, 0.419%, 11/25/36 109,478
     591,658  (a) Luminent Mortgage Trust, 0.589%, 7/25/36               47,981
     394,907  (a) WaMu Mortgage Pass-Through Certificates, 0.559%, 4/25/ 314,258
                  Total Banks                                          1,600,516
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $2,292,669)                                    1,600,516

                  CORPORATE BONDS & NOTES - 93.7% of Net Assets
                  Energy - 8.9%
                  Coal & Consumable Fuels - 1.6%
     850,000  (m) Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)         873,375
     738,000      Drummond Co., Inc., 9.0%, 10/15/14 (144A)              778,590
     420,000      Indo Integrated Energy II BV, 9.75%, 11/5/16 (144A)    452,550
     505,000      Massey Energy Co., 6.875%, 12/15/13                    503,106
                                                                       2,607,621
                  Oil & Gas Drilling - 0.3%
     500,000      Pioneer Drilling Co., 9.875%, 3/15/18 (144A)           502,500

                  Oil & Gas Equipment & Services - 2.1%
     1,500,000    American Petroleum Tankers LLC, 10.25%, 5/1/15 (144A)1,500,000
     730,000      Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)    712,663
      65,067  (b) Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)                 65
     600,000  (a) Sevan Marine ASA, 3.619%, 5/14/13 (144A)               486,000
 NOK 3,000,00 (a) Sevan Marine ASA, 8.18%, 10/24/12 (144A)               489,026
     154,800      Skeie Drilling & Production ASA, 11.25%, 3/8/13 (144A) 153,252
                                                                       3,341,006

                  Oil & Gas Exploration & Production - 3.2%
     505,000      Berry Petroleum Co., 10.25%, 6/1/14                    558,025
     125,000      Chesapeake Energy Corp., 9.5%, 2/15/15                 140,313
     970,000      Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)             1,023,350
     685,000      Linn Energy LLC, 11.75%, 5/15/17                       791,175
 NOK 2,500,000    Norwegian Energy Co. AS, 12.9%, 11/20/14               411,638
 NOK 3,000,00 (a) PA Resources AB, 10.13%, 3/9/11                        486,556
     225,000      PetroQuest Energy, Inc., 10.375%, 5/15/12              229,500
     240,000      Quicksilver Resources, Inc., 7.125%, 4/1/16            235,200
     472,000      Rosetta Resources, Inc., 9.5%, 4/15/18 (144A)          487,340
     670,000  (c) SandRidge Energy, Inc., 8.625%, 4/1/15                 676,700
                                                                       5,039,797
                  Oil & Gas Refining & Marketing - 0.7%
     1,310,000    Petroplus Finance, Ltd., 9.375%, 9/15/19 (144A)      1,179,000

                  Oil & Gas Storage & Transportation - 1.0%
     500,000      Holly Energy Partners LP, 6.25%, 3/1/15                485,000
     1,245,00 (a) Southern Union Co., 7.2%, 11/1/66                    1,104,938
                                                                       1,589,938
                  Total Energy                                        14,259,862
                  Materials - 10.7%
                  Aluminum - 0.9%
     600,000  (b) Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)    90,750
     300,000      CII Carbon LLC, 11.125%, 11/15/15 (144A)               307,500
     1,316,22(a)(cNoranda Aluminum Acquisition Corp., 5.373%, 5/15/15  1,039,815

1,438,065
                  Commodity Chemicals - 0.2%
     300,000      Montell Finance Co. BV, 8.1%, 3/15/27 (144A)           283,500

                  Construction Materials - 0.6%
     865,000      AGY Holding Corp., 11.0%, 11/15/14                     735,250
     300,000 (a)(dC8 Capital SPV, Ltd., 6.64%  (144A)                    196,292
                                                                         931,542
                  Diversified Chemicals - 0.8%
EURO 1,275,000    Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     1,316,394

                  Diversified Metals & Mining - 1.9%
     371,096  (c) Blaze Recycling & Metals LLC, 13.0%, 7/16/12           303,835
     195,000      FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)         222,300
     750,000      Prime Dig Pte, Ltd., 11.75%, 11/3/14 (144A)            774,450
     745,000      Teck Resources, Ltd., 10.25%, 5/15/16                  901,450
     750,000      Vedanta Resources Plc, 9.5%, 7/18/18 (144A)            825,000
                                                                       3,027,035
                  Forest Products - 0.5%
     732,000  (m) Sino-Forest Corp., 10.25%, 7/28/14 (144A)              805,200

                  Metal & Glass Containers - 1.1%
     1,145,000    AEP Industries, Inc., 7.875%, 3/15/13                1,133,550
EURO 255,000      Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)         371,248
     175,000  (m) BWAY Holding Co., 10.0%, 6/15/18 (144A)                185,500
                                                                       1,690,298
                  Paper Packaging - 1.2%
     750,103 (c)(eBio-PAPPEL SAB De CV, 6.0%, 8/27/16                    606,646
     700,000      Graham Packaging Co., Inc., 9.875%, 10/15/14           726,250
     750,000      U.S. Corrugated, Inc., 10.0%, 6/1/13                   667,500
                                                                       2,000,396
                  Paper Products - 1.0%
     500,000      Appleton Papers, Inc., 10.5%, 6/15/15 (144A)           495,000
     425,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14             462,187
     260,000      Clearwater Paper Corp., 10.625%, 6/15/16               287,300
     339,000      Exopack Holding Corp., 11.25%, 2/1/14                  344,509
                                                                       1,588,996
                  Precious Metals & Minerals - 0.3%
     500,000      ALROSA Finance SA, 8.875%, 11/17/14 (144A)             544,450

                  Steel - 2.2%
     1,245,000    Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)     1,098,713
     450,000      Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)       432,563
     250,000      Evraz Group SA, 8.875%, 4/24/13 (144A)                 264,825
     250,000      Evraz Group SA, 9.5%, 4/24/18 (144A)                   269,125
     500,000      Metinvest BV, 10.25%, 5/20/15 (144A)                   518,268
     920,000      Ryerson, Inc., 12.0%, 11/1/15                          963,700
EURO  50,000      Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)  31,267
                                                                       3,578,461
                  Total Materials                                     17,204,337
                  Capital Goods - 6.6%
                  Aerospace & Defense - 0.3%
     405,000      DigitalGlobe, Inc., 10.5%, 5/1/14                      441,956
      90,000      GeoEye, Inc., 9.625%, 10/1/15 (144A)                   94,500
                                                                         536,456
                  Building Products - 0.4%
EURO 200,000 (a)(dC10 - EUR Capital SPV, Ltd., 6.277%                    156,335
     365,000      USG Corp., 9.75%, 8/1/14 (144A)                        381,425
                                                                         537,760
                  Construction & Engineering - 0.5%
     350,000      Dycom Industries, Inc., 8.125%, 10/15/15               348,688
     500,000      Esco Corp., 8.625%, 12/15/13 (144A)                    496,250
                                                                         844,938
                  Construction & Farm Machinery & Heavy Trucks - 1.6%
     720,000      American Railcar Industries, Inc., 7.5%, 3/1/14        705,600
     770,000      Commercial Vehicle Group, Inc., 8.0%, 7/1/13           652,575
     950,000      Greenbrier Companies, Inc., 8.375%, 5/15/15            914,375
     300,000      Titan International, Inc., 8.0%, 1/15/12               312,000
                                                                       2,584,550
                  Electrical Components & Equipment - 0.5%
     750,000      WireCo WorldGroup, 9.5%, 5/15/17 (144A)                758,438

                  Industrial Conglomerates - 0.7%
     500,000      Cia Latinoamericana de Infraestructura & Servicios SA, 450,000
     500,000  (b) Indalex Holding Corp., 11.5%, 2/1/14                    5,888
     740,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14           699,300
                                                                       1,155,188
                  Industrial Machinery - 1.2%
     1,220,000    Industrias Metalurgicas Pescarmona SA, 11.25%,10/22/11,159,000
     875,000      Mueller Water Products, Inc., 7.375%, 6/1/17           797,344
                                                                       1,956,344
                  Trading Companies & Distributors - 1.4%
     150,000      Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,  156,375
     1,090,000    Intcomex, Inc., 13.25%, 12/15/14 (144A)              1,136,325
     1,000,000    Wesco Distribution, Inc., 7.5%, 10/15/17             1,000,000
                                                                       2,292,700
                  Total Capital Goods                                 10,666,374
                  Commercial  & Professional Services - 0.4%
                  Diversified Support Services - 0.2%
       400    (f) MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)      328,000

                  Environmental & Facilities Services - 0.2%
     700,000  (b) Aleris International, Inc., 10.0%, 12/15/16              280
     210,000      Casella Waste Systems, Inc., 11.0%, 7/15/14            229,163
EURO 107,128      New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A 101,185
                                                                         330,628
                  Total Commercial & Professional Services               658,628

                  Transportation - 1.4%
                  Air Freight & Logistics - 0.6%
     929,000  (m) CEVA Group PLC, 11.5%, 4/1/18 (144A)                   962,513

                  Airlines - 0.2%
     305,000      Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)            330,163

                  Marine Ports & Services - 0.4%
     1,120,000    Oceanografia SA de CV, 11.25%, 7/15/15 (144A)          700,000

                  Railroads - 0.2%
     240,000      Kansas City Southern de Mexico, 7.625%, 12/1/13        247,800
                  Total Transportation                                 2,240,476

                  Automobiles &  Components - 1.6%
                  Auto Parts & Equipment - 1.4%
     980,000  (m) Allison Transmission, Inc., 11.0%, 11/1/15 (144A)    1,053,500
     160,000      Stanadyne Corp., 10.0%, 8/15/14                        150,400
     500,000  (e) Stanadyne Corp., 12.0%, 2/15/15                        410,000
     700,000  (m) Tenneco, Inc., 8.625%, 11/15/14                        721,000
                                                                       2,334,900
                  Tires & Rubber - 0.2%
     235,000      Goodyear Tire & Rubber Co., 10.5%, 5/15/16             263,200
                  Total Automobiles & Components                       2,598,100
                  Consumer Durables & Apparel - 1.3%
                  Homebuilding - 0.7%
     430,000      Desarrolladora Homex SA de CV, 9.5%, 12/11/19 (144A)   462,699
     695,000      Meritage Homes Corp., 6.25%, 3/15/15                   661,987
                                                                       1,124,686
                  Housewares & Specialties - 0.6%
     1,000,00 (m) Yankee Acquisition Corp., 9.75%, 2/15/17             1,040,000
                  Total Consumer Durables & Apparel                    2,164,686

                  Consumer Services - 2.5%
                  Casinos & Gaming - 2.2%
     500,000 (b) Buffalo Thunder Development Authority, 9.375%, 12/15/1 90,000 EURO 1,155,000 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A) 1,440,778
     395,000      FireKeepers Development Authority, 13.875%, 5/1/15 (14 462,150
     275,000 (b) Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/ 93,500 1,615,00 (b) Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144 274,550
EURO 500,000      Peermont Global, Ltd., 7.75%, 4/30/14 (144A)           566,716
     603,000      Scientific Games International, Inc., 9.25%, 6/15/19   639,180
     585,000  (b) Station Casinos, Inc., 6.625%, 3/15/18                  1,463
                                                                       3,568,337
                  Specialized Consumer Services - 0.3%
     350,000      StoneMor Operating LLC/Cornerstone Family Services/Osi 371,000
                  Total Consumer Services                              3,939,337

                  Media - 4.1%
                  Advertising - 0.9%
     716,000      MDC Partners, Inc., 11.0%, 11/1/16 (144A)              780,440
     800,000      Sitel LLC/Sitel Finance Corp, 11.5%, 4/1/18 (144A)     640,000
                                                                       1,420,440
                  Broadcasting - 2.7%
     182,676      CCH II LLC, 13.5%, 11/30/16                            216,928
     840,000      Hughes Network Systems LLC, 9.5%, 4/15/14              873,600
     903,125  (c) Intelsat Bermuda, Ltd., 11.5%, 2/4/17                  957,312
     500,000      Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15/13   507,500
     430,000      Telesat Canada, 12.5%, 11/1/17                         500,950
     1,379,15(c)(mUnivision Communications, Inc., 9.75%, 3/15/15 (144A)1,255,031
                                                                       4,311,321
                  Publishing - 0.5%
     600,000      Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (1 580,500
     245,000      Interactive Data Corp., 10.25%, 8/1/18 (144A)          253,575
                                                                         834,075
                  Total Media                                          6,565,836

                  Retailing - 1.0%
                  Apparel Retail - 0.1%
EURO  75,000  (a) Edcon Holdings Pty., Ltd., 3.969%, 6/15/14 (144A)      73,282
EURO  74,000  (a) Edcon Holdings Pty., Ltd., 6.219%, 6/15/15 (144A)      62,664
                                                                         135,946
                  Internet Retail - 0.4%
     640,000      Ticketmaster Entertainment, Inc., 10.75%, 7/28/16      678,400

                  Specialty Stores - 0.5%
     800,000  (m) Sally Holdings LLC, 10.5%, 11/15/16                    872,000
                  Total Retailing                                      1,686,346

                  Food, Beverage & Tobacco - 5.0%
                  Agricultural Products - 0.7%
     1,127,000    Southern States Cooperative, Inc., 11.25%, 5/15/15(141,127,000

                  Packaged Foods & Meats - 3.0%
     650,000      Bertin Ltda, 10.25%, 10/5/16 (144A)                    710,125
     491,000      Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)    491,614
     750,000      FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,  651,284
     209,088      Independencia International, Ltd., 12.0%, 12/30/16 (14 50,181
     475,000      Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)            488,775
     700,000      Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)        741,125
     1,175,000    Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          1,192,625
     275,000      Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)    290,813
     275,000  (e) SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23 279,021
                                                                       4,895,563
                  Tobacco - 1.3%
     2,015,000    Alliance One International, Inc., 10.0%, 7/15/16     2,083,006
                  Total Food, Beverage & Tobacco                       8,105,569

                  Household & Personal Products - 0.2%
                  Personal  Products - 0.2%
     300,000      Revlon Consumer Products Corp., 9.75%, 11/15/15        312,000
                  Total Household & Personal Products                    312,000

                  Health Care Equipment & Services - 4.1%
                  Health Care Equipment & Services - 0.5%
     750,000      Accellent, Inc., 10.5%, 12/1/13                        755,625

                  Health Care Services - 2.3%
     378,000      BioScrip, Inc., 10.25%, 10/1/15 (144A)                 383,670
     1,185,00 (m) DASA Finance Corp., 8.75%, 5/29/18 (144A)            1,285,725
     796,459  (c) Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A) 794,468
     1,170,00 (m) Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)1,172,925
                                                                       3,636,788
                  Health Care Supplies - 1.0%
     750,000      Bausch & Lomb, Inc., 9.875%, 11/1/15                   791,250
     815,000  (c) Biomet, Inc., 10.375%, 10/15/17                        902,612
                                                                       1,693,862
                  Managed Health Care - 0.3%
     500,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)               550,000
                  Total Health Care Equipment & Services               6,636,275

                  Pharmaceuticals & Biotechnology & Life Sciences - 0.7%
                  Biotechnology - 0.4%
     543,000      Lantheus Medical Imaging, Inc., 9.75%, 5/15/17 (144A)  551,145

                  Life Sciences Tools & Services - 0.3%
     131,406  (c) Catalent Pharma Solutions, Inc., 9.5%, 4/15/15         131,077
     420,000      PharmaNet Development Group, Inc., 10.875%, 4/15/17 (1 417,900
                                                                         548,977
                  Total Pharmaceuticals & Biotechnology & Life Sciences1,100,122

                  Banks - 2.0%
                  Diversified Banks - 1.3%
     250,000      ATF Capital BV, 9.25%, 2/21/14 (144A)                  264,025
     400,000 (a)(dABN Amro NA Holding Preferred Capital Repackage Trust  340,000
     500,000  (a) Banco Macro SA, 9.75%, 12/18/36                        450,000
     700,000      Banco Macro SA, 10.75%, 6/7/12                         500,500
 BRL 350,000      International Finance Corp., 9.25%, 3/15/13            199,555
      15,747      JSC Temirbank, 14.0%, 6/30/22 (144A)                   16,141
     500,000  (b) TuranAlem Finance BV, 8.5%, 2/10/15 (144A)             237,500
                                                                       2,007,721
                  Regional Banks - 0.7%
     600,000 (a)(dPNC Financial Services Group, Inc., 8.25%              622,330
     500,000 (a)(dWells Fargo Capital XV, 9.75%                          543,150
                                                                       1,165,480
                  Total Banks                                          3,173,201

                  Diversified Financials - 6.8%
                  Asset Management & Custody Banks - 0.7%
     375,000      Janus Capital Group, Inc., 6.5%, 6/15/12               393,683
     665,000      Janus Capital Group, Inc., 6.95%, 6/15/17              682,690
                                                                       1,076,373
                  Consumer Finance - 0.2%
EURO 200,000      TVN Finance Corp II AB, 10.75%, 11/15/17 (144A)        280,101

                  Investment Banking & Brokerage - 0.2%
     450,000 (a)(dGoldman Sachs Capital II, 5.793%                       360,900

                  Multi-Sector Holdings - 0.4%
     670,000      Offshore Group Investments, Ltd., 11.5%, 8/1/15 (144A) 666,650

                  Other Diversified Financial Services - 3.2%
EURO 500,000  (a) ATLAS VI Capital, Ltd., 10.261%, 4/6/13 (144A)         673,285
     186,000      Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)        166,470
     1,000,00 (a) Ibis Re, Ltd., 9.25%, 5/3/13 (144A)                    940,000
     400,000  (a) Ibis Re, Ltd., 10.787%, 5/10/12 (144A)                 420,000
     2,000,00 (a) Lodestone Re, Ltd., 8.39%, 5/17/13 (144A)            1,950,400
     1,000,00 (a) Redwood Capital XI, Ltd., 6.39%, 1/7/11 (144A)       1,007,900
                                                                       5,158,055
                  Specialized Finance - 2.1%
     500,000      Capital One Capital V, 10.25%, 8/15/39                 541,250
     1,000,00 (a) Montana Re, Ltd., 13.788%, 12/7/12 (144A)              948,100
     425,000      National Money Mart Co., 10.375%, 12/15/16             445,187
     755,000  (a) NCO Group, Inc., 5.311%, 11/15/13                      649,300
     900,000      NCO Group, Inc., 11.875%, 11/15/14                     855,000
                                                                       3,438,837
                  Total Diversified Financials                        10,980,916

                  Insurance - 23.0%
                  Insurance Brokers - 1.7%
     250,000      Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)         256,250
     1,050,000    HUB International Holdings, Inc., 10.25%, 6/15/15 (144 989,625
     827,000  (a) U.S.I. Holdings Corp., 4.311%, 11/15/14 (144A)         694,680
     804,000      U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)           755,760
                                                                       2,696,315
                  Multi-Line Insurance - 1.3%
     1,000,00 (a) Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)       831,032
     1,000,00 (a) Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)   1,095,000
      65,000      Sul America Participacoes SA, 8.625%, 2/15/12 (144A)   68,819
                                                                       1,994,851
                  Reinsurance - 20.0%
     1,500,00 (a) AKIBARE, 3.447%, 5/22/12 (144A)                      1,489,950
     1,000,00 (a) AKIBARE, 3.647%, 5/22/12 (144A)                        991,800
EURO 1,500,00 (a) Atlas Reinsurance Plc, 11.011%, 1/10/11 (144A)       1,954,194
     2,000,00 (a) Blue Fin, Ltd., 4.931%, 4/10/12 (144A)               1,898,000
     1,000,00 (a) Blue Fin, Ltd., 14.026%, 4/16/12 (144A)              1,049,400
     1,500,00 (a) Caelus Re II, Ltd., 6.5%, 5/24/13 (144A)             1,467,750
     1,000,00 (a) Caelus Re, Ltd., 6.788%, 6/7/11 (144A)                 978,300
     1,750,00 (a) Carillon, Ltd., 15.787%, 1/10/11 (144A)              1,616,125
     1,500,00 (a) East Lane Re, Ltd., 7.344%, 5/6/11 (144A)            1,474,650
     1,750,00 (a) Fhu-Jin, Ltd., 4.244%, 8/10/11 (144A)                1,768,725
     1,000,00 (a) Foundation Re III, Ltd., 5.907%, 2/3/14 (144A)         961,200
     1,000,00 (a) GlobeCat, Ltd., 6.534%, 1/2/13 (144A)                1,014,900
     350,000  (a) GlobeCat, Ltd., 9.784%, 1/2/13 (144A)                  313,740
EURO 1,500,00 (a) Green Valley, Ltd., 4.41%, 1/10/11 (144A)            1,946,181
     600,000  (a) Merna Reinsurance II, Ltd., 3.8%, 4/8/13 (144A)        597,420
     250,000  (a) MultiCat Mexico, Ltd., Series 2009-I Class A, 11.64%,  266,850
     250,000  (a) MultiCat Mexico, Ltd., Series 2009-I Class B, 10.39%,  249,850
     250,000  (a) MultiCat Mexico, Ltd., Series 2009-I Class C, 10.39%,  249,850
     250,000  (a) MultiCat Mexico, Ltd., Series 2009-I Class D, 10.39%,  244,450
     2,500,00 (a) Muteki, Ltd., 4.845%, 5/24/11 (144A)                 2,493,750
     500,000  (a) Mystic Re II, Ltd., 12.538%, 3/20/12 (144A)            525,350
     1,000,00 (a) Nelson Re, Ltd., 4.945%, 6/6/11 (144A)                 992,000
     1,000,00 (a) Newton Re, Ltd., 5.188%, 12/24/10 (144A)               999,800
     1,000,00 (a) Newton Re, Ltd., 7.488%, 12/24/10 (144A)               937,400
     425,000  (a) Residential Reinsurance 2008, Ltd., 7.288%, 6/6/11 (14 413,312
     2,000,00 (a) Residential Reinsurance 2008, Ltd., 12.038%, 6/6/11(11,940,400
     1,000,00 (a) Successor X, Ltd., 0.19%, 12/9/10 (144A)               861,700
     600,000  (a) Successor X, Ltd., 0.19%, 12/9/10 (144A)               526,560
     500,000  (a) Successor X, Ltd., 9.89%, 4/4/13 (144A)                447,200
     1,250,00 (a) Successor X, Ltd., 11.89%, 4/4/13 (144A)             1,088,750
     500,000  (a) Successor X, Ltd., 16.89%, 4/4/13 (144A)               437,300
                                                                      32,196,857
                  Total Insurance                                     36,888,023

                  Real Estate - 0.3%
                  Real Estate Operating Companies - 0.3%
      65,489      Alto Palermo SA, 11.0%, 6/11/12 (144A)                 30,943
     410,000      IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 ( 384,375
                  Total Real Estate                                      415,318

                  Software & Services - 2.8%
                  Application Software - 0.8%
     1,390,000    Vangent, Inc., 9.625%, 2/15/15                       1,327,450

                  Data Processing & Outsourced Services - 0.7%
     1,465,00 (m) First Data Corp., 9.875%, 9/24/15                    1,179,325

                  Internet Software & Services - 0.7%
     905,000      Terremark Worldwide, Inc., 12.0%, 6/15/17            1,031,700

                  IT Consulting & Other Services - 0.3%
     405,000      Activant Solutions, Inc., 9.5%, 5/1/16                 392,850

                  Systems Software - 0.3%
     684,999 (c)(gPegasus Solutions, Inc., 13.0%, 4/15/14 (144A)         513,749
                  Total Software & Services                            4,445,074

                  Technology Hardware & Equipment - 0.6%
                  Computer Storage & Peripherals - 0.3%
     430,000      Seagate Technology International, 10.0%, 5/1/14 (144A) 503,100

                  Electronic Equipment & Instruments - 0.3%
     486,000      Da-Lite Screen Co., Inc., 12.5%, 4/1/15                488,430
                  Total Technology Hardware & Equipment                  991,530

                  Semiconductors & Semiconductor Equipment - 0.5%
                  Semiconductor Equipment - 0.5%
     750,000      Aeroflex. Inc., 11.75%, 2/15/15                        803,437
                  Total Semiconductors & Semiconductor Equipment         803,437


                  Telecommunication Services - 6.5%
                  Alternative Carriers - 0.7%
     945,000      Global Crossing , Ltd., 12.0%, 9/15/15               1,048,950

                  Integrated Telecommunication Services - 3.0%
     910,000      Broadview Networks Holdings, Inc., 11.375%, 9/1/12     887,250
     388,000      Cincinnati Bell, Inc., 8.75%, 3/15/18                  379,270
     1,250,000    GCI, Inc., 7.25%, 2/15/14                            1,271,875
     750,000      PAETEC Holding Corp., 8.875%, 6/30/17                  775,312
     1,010,000    PAETEC Holding Corp., 9.5%, 7/15/15                  1,010,000
     500,000      Windstream Corp., 8.625%, 8/1/16                       521,250
                                                                       4,844,957
                  Wireless Telecommunication Services - 2.8%
     550,000      Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)            539,000
     500,000  (m) Cricket Communications, Inc., 9.375%, 11/1/14          516,875
     300,000  (m) Digicel Group, Ltd., 10.5%, 4/15/18 (144A)             321,000
     750,000      NII Capital Corp., 10.0%, 8/15/16                      828,750
     790,000  (m) OJSC Vimpel Communications, 9.125%, 4/30/18 (144A)     903,562
     1,330,000    True Move Co., Ltd., 10.375%, 8/1/14 (144A)          1,346,625
     100,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)           102,250
                                                                       4,558,062
                  Total Telecommunication Services                    10,451,969

                  Utilities - 2.7%
                  Electric Utilities - 0.6%
     750,000 Cia de Transporte de Energia Electrica de Alta Tension 690,000 500,000 (m) Texas Competitive Electric Holdings Co. LLC, 10.25%, 1 335,000
                                                                       1,025,000
                  Gas Utilities - 1.0%
     490,000      Inergy, L.P., 8.25%, 3/1/16                            514,500
     1,135,000    Transportadora de Gas del Sur SA, 7.875%, 5/14/17(1441,112,300
                                                                       1,626,800
                  Independent Power Producers & Energy Traders - 0.9%
     500,000      Intergen NV, 9.0%, 6/30/17 (144A)                      521,250
     346,000      Listrindo Capital BV, 9.25%, 1/29/15 (144A)            380,240
     500,000      Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/ 534,451
                                                                       1,435,941
                  Multi-Utilities - 0.2%
     225,000      PNM Resources, Inc., 9.25%, 5/15/15                    239,906
                  Total Utilities                                      4,327,647
                  TOTAL CORPORATE BONDS & NOTES
                  (Cost $152,766,382)                                150,615,063

                  CONVERTIBLE BONDS & NOTES - 3.1% of Net Assets
                  Materials - 0.8%
                  Diverified Chemicals - 0.8%
      1,900   (f) Hercules Inc, 6.5%, 6/30/29                          1,349,000
                  Total Materials                                      1,349,000

                  Capital Goods - 0.2%
                  Electrical Components & Equipment - 0.2%
     150,000      JA Solar Holdings Co., Ltd., 4.5%, 5/15/13             131,437
     271,000      Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13        219,171
                  Total Capital Goods                                    350,608

                  Transportation - 0.5%
                  Marine - 0.5%
     990,000      Horizon Lines, Inc., 4.25%, 8/15/12                    831,600
                  Total Transportation                                   831,600

                  Media - 0.4%
                  Movies & Entertainment - 0.4%
     659,000      Live Nation, Inc., 2.875%, 7/15/27                     552,736
                  Total Media                                            552,736

                  Health Care Equipment & Services - 0.8%
                  Health Care Equipment & Services - 0.6%
     1,040,00 (e) Hologic, Inc., 2.0%, 12/15/37                          916,500

                  Health Care Facilities - 0.2%
     405,000      LifePoint Hospitals, Inc., 3.5%, 5/15/14               382,725

                  Health Care Services - 0.0%
      50,000      Omnicare, Inc., 3.25%, 12/15/35                        42,688
                  Total Health Care Equipment & Services               1,341,913

                  Technology Hardware & Equipment - 0.2%
                  Communications Equipment - 0.2%
     450,000  (b) Nortel Networks Corp., 2.125%, 4/15/14                 351,000
                  Total Technology Hardware & Equipment                  351,000

                  Telecommunication Services - 0.2%
                  Wireless Telecommunication Services - 0.2%
     250,000      NII Holdings, Inc., 3.125%, 6/15/12                    240,313
                  Total Telecommunication Services                       240,313
                  TOTAL CONVERTIBLE BONDS & NOTES
                  (Cost $4,299,457)                                    5,017,170

                  SOVEREIGN DEBT OBLIGATIONS - 0.6% of Net Assets
                  Brazil - 0.6%
 BRL 1,750,000    Brazilian Government International Bond, 10.25%,1/10/1,007,425
                  TOTAL SOVEREIGN DEBT OBLIGATIONS                     1,007,425
                  (Cost $947,488)

                  FLOATING RATE LOAN INTERESTS - 35.5% of Net Assets (h)
                  Energy - 0.9%
                  Integrated Oil & Gas - 0.8%
     950,000      Big West Oil LLC, Term Loan, 12.0%, 7/23/15            957,916
     288,536      Hudson Products Holdings, Inc., Term Loan, 8.5%, 8/24/ 265,453
                                                                       1,223,369

                  Oil & Gas Exploration & Production - 0.1%
     299,818      Venoco, Inc., Second Lien Term Loan, 4.375%, 5/7/14    271,772
                  Total Energy                                         1,495,141

                  Materials - 4.0%
                  Diversified Chemicals - 1.1%
     845,768      Huntsman International LLC, New Dollar Term Loan B, 2. 795,683
     333,688      Ineos US Finance LLC, Facility Term Loan B-2, 7.5%, 12 328,961
     365,000      Ineos US Finance LLC, Facility Term Loan C-2, 8.0%, 12 359,829
     249,375      Solutia, Inc., Term Loan, 4.75%, 3/17/17               250,176
                                                                       1,734,649
                  Forest Products - 0.9%
     1,500,00 (c) Ainsworth Lumber Co., Ltd., Term Loan, 5.375%,6/26/141,423,125

                  Paper Packaging - 0.6%
      48,698      Graham Packaging Co. LP, Term Loan B, 2.625% - 2.813%, 48,644
     460,188      Graham Packaging Co. LP, Term Loan C, 6.75%, 4/5/14    464,718
     438,525      Graphic Packaging International, Inc., Incremental Ter 430,988
                                                                         944,350
                  Paper Products - 0.9%
     475,000      Exopack, Term Loan, 9.25%, 7/12/18                     446,500
     964,927      Georgia-Pacific LLC, Term Loan B, 2.475% - 2.537%, 12/ 950,837
                                                                       1,397,337
                  Specialty Chemicals - 0.0%
     100,000      Chemtura Corp., Facility Term Loan, 6.0%, 2/11/11      99,938

                  Steel - 0.5%
     900,843  (c) Niagara Corp., New Term Loan, 10.5%, 6/29/14           828,775
                  Total Materials                                      6,428,174

                  Capital Goods - 2.8%
                  Aerospace & Defense - 1.4%
     605,843      DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 4. 549,802
     248,656      Hunter Defense Technologies, Inc., Term Loan, 3.79%, 8 233,115
     488,579      Spirit Aerosystems, Inc., Term Loan B-1, 2.276%, 9/30/ 478,400
     588,165      Standard Aero, Ltd., Tranche B-2 Term Loan, 4.14% - 4. 533,760
     393,590      TASC, Inc., Tranche A Term Loan, 5.5%, 12/18/14        394,738
                                                                       2,189,815
                  Construction & Engineering - 0.7%
     1,113,172    Goodman Global, Inc., Term Loan, 6.25%, 2/13/14      1,118,042

                  Construction & Farm Machinery & Heavy Trucks - 0.6%
     498,771      Bucyrus International, Inc., Tranche C Dollar Term Loa 501,005
     344,712      Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/14        345,429
     143,064      Oshkosh Truck Corp., Term Loan B, 6.54%, 12/6/13       143,735
                                                                         990,169
                  Industrial Machinery - 0.1%
EURO 123,437      SIG Euro Holding AG & Co. KGaA, European Term Loan, 6. 159,206
                  Total Capital Goods                                  4,457,232

                  Commercial  & Professional Services - 1.9%
                  Commercial Printing - 0.3%
      3,752       Cenveo Corp., Delayed Draw Term Loan, 5.039%, 6/21/13   3,695
     131,423      Cenveo Corp., Facility Term Loan C, 5.039%, 6/21/13    129,410
     400,000      John Henry Holdings, Inc., Advance Term Loan, 7.0%, 5/ 397,500
                                                                         530,605
                  Diversified Support Services - 0.2%
     300,004      Rental Service Corp., Second Lien Initial Term Loan, 4 284,910

                  Environmental & Facilities Services - 1.2%
     811,004      Brickman Group Holdings, Inc., Tranche B Term Loan, 2. 762,343
     123,750      Casella Waste Systems, Inc., Term Loan B, 7.0%, 4/9/14 124,214
     1,212,500    Synagro Technologies, Inc., First Lien Term Loan, .321,021,531
                                                                       1,908,088
                  Security & Alarm Services - 0.2%
     250,000      Protection One, Inc., Term Loan, 6.0%, 6/4/16          247,812
                  Total Commercial  & Professional Services            2,971,415

                  Transportation - 1.1%
                  Air Freight & Logistics - 1.0%
     439,482      Ceva Group Plc, Pre-Funded LC Loan, 0.433%, 11/4/13    388,941
     1,298,787    Ceva Group Plc, U.S. Term Loan, 3.316%, 11/4/13      1,149,427
                                                                       1,538,368
                  Airlines - 0.1%
     248,718      Delta Air Lines, Inc., Second Lien Term Loan, 3.591%,  225,919
                  Total Transportation                                 1,764,287

                  Automobiles & Components - 1.2%
                  Auto Parts & Equipment - 0.3%
     141,638      Federal-Mogul Corp., Tranche B Term Loan, 2.238% - 2.2 126,792
      72,265      Federal-Mogul Corp., Tranche C Term Loan, 2.238% - 2.2 64,690
     246,875      HHI Group Holdings, LLC, Term Loan, 10.5%, 3/30/15     248,727
                                                                         440,209
                  Automobile Manufacturers - 0.3%
     591,577      Ford Motor Co., Tranche B-1 Term Loan, 3.35%, 12/15/13 575,925

                  Tires & Rubber - 0.6%
     1,000,000    Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.2 930,156
                  Total Automobiles & Components                       1,946,290

                  Consumer Durables & Apparel - 0.3%
                  Lesiure Products - 0.3%
     555,172      SRAM LLC., Term Loan, 5.0% - 5.5%, 4/30/15             556,560
                  Total Consumer Durables & Apparel                      556,560

                  Consumer Services - 0.2%
                  Casinos & Gaming - 0.1%
     945,000  (b) Gateway Casinos & Entertainment, Inc., Advance Second  177,582

                  Hotels, Resorts & Cruise Lines - 0.1%
     166,320      Travelport LLC, Incremental Term Loan C, 10.5%, 8/23/1 167,290
                  Total Consumer Services                                344,872

                  Media - 3.6%
                  Advertising - 0.6%
     997,500      Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/ 956,353

                  Broadcasting - 1.5%
     496,038      FoxCo Acquisition LLC, Term Loan, 7.5%, 7/14/15        477,437
     1,000,000    Insight Midwest Holdings LLC, Term Loan B, 2.06% - 2.2 950,536
     418,326      TWCC Holding Corp., Replacement Term Loan, 5.0%, 9/14/ 419,215
     670,742      Univision Communications, Inc., Initial Term Loan, 2.5 587,364
                                                                       2,434,552
                  Cable & Satellite - 0.4%
     153,230      Knology, Inc., Term Loan, 2.562%, 6/30/12              146,718
     553,026      WideOpenWest Finance LLC, Series A New Term Loan, 6.83 546,113
                                                                         692,831
                  Movies & Entertainment - 0.6%
     244,166      Cinedigm Digital Funding I  LLC, Term Loan, 5.25%, 4/2 242,488
     685,408      Lodgenet Entertainment Corp., Closing Date Term Loan,  634,859
                                                                         877,347
                  Publishing - 0.5%
     888,570      RH Donnelley, Inc., Term Loan, 9.25%, 10/24/14         787,125
                  Total Media                                          5,748,208

                  Retailing - 0.5%
                  Automotive Retail - 0.2%
     250,000      Autotrader.com, Inc., Tranche B Term Loan, 4.5%, 6/14/ 250,622

                  Specialty Stores - 0.3%
     548,625      Savers, Inc., Term Loan, 5.75%, 3/11/16                551,368
                  Total Retailing                                        801,990

                  Food & Staples Retailing - 0.9%
                  Drug Retail - 0.6%
     996,502      Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/10/15   1,018,051

                  Food Retail - 0.3%
     493,750      Bi-Lo LLC, Facility Term Loan, 9.5%, 5/12/15           492,516
                  Total Food & Staples Retailing                       1,510,567

                  Food, Beverage & Tobacco - 0.2%
                  Packaged Foods & Meats - 0.2%
     246,875      Pierre Foods, Inc., Term Loan, 7.0%, 3/3/16            247,081
                  Total Food, Beverage & Tobacco                         247,081

                  Household & Personal Products - 0.3%
                  Household  Products - 0.2%
     250,000      Reynolds Group Holdings, Inc., Incremental U.S. Term L 249,813

                  Personal  Products - 0.1%
     249,375      Revlon Consumer Products Corp., Term Loan, 6.0%, 3/11/ 245,167
                  Total Household & Personal Products                    494,980

                  Health Care Equipment & Services - 4.0%
                  Health Care Facilities - 1.8%
     249,375      Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/1 243,296
      49,830      Community Health Systems, Inc., Delayed Draw Term Loan 47,285
     971,225      Community Health Systems, Inc., Term Loan, 2.788%, 7/2 921,629
     706,749      Hanger Orthopedic Group, Inc., Tranche B Term Loan, 2. 688,196
      82,579      HCA, Inc., Tranche B-1 Term Loan, 2.783%, 11/18/13     79,885
     198,040      HCA, Inc., Tranche B-2 Term Loan, 3.783%, 3/31/17      193,136
     104,307      Sun Healthcare Group, Inc., Synthetic LC Loan, 0.433%, 101,543
     715,159      Sun Healthcare Group, Inc., Term Loan, 2.533% - 3.7%,  696,207
                                                                       2,971,177
                  Health Care Services - 0.8%
     518,377      HealthSouth Corp., Tranche 1 Term Loan, 2.79%, 3/10/13 504,122
     426,647      HealthSouth Corp., Tranche 2 Term Loan, 4.29%, 9/10/15 422,304
     374,062      Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4 359,100
                                                                       1,285,526
                  Health Care Supplies - 1.0%
     112,295      Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.566%, 4 107,852
     463,644      Bausch & Lomb, Inc., Parent Term Loan, 3.566% - 3.783% 445,300
     485,000      IM US Holdings LLC, First Lien Term Loan, 2.295% - 2.5 464,994
     600,000      IM US Holdings LLC, Second Lien Term Loan, 4.566%, 6/2 581,813
                                                                       1,599,959
                  Health Care Technology - 0.2%
     247,560      IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2 248,396

                  Managed Health Care - 0.2%
     323,810      MultiPlan, Inc., Incremental Term Loan D, 6.0%, 4/12/1 323,270
                  Total Health Care Equipment & Services               6,428,328

                  Pharmaceuticals & Biotechnology & Life Sciences - 1.8%
                  Biotechnology - 0.6%
     376,780      Warner Chilcott Co. LLC, Term Loan A, 5.5%, 10/30/14   376,921
     177,534      Warner Chilcott Co. LLC, Term Loan B-1, 5.75, 4/30/15  177,675
     295,626      Warner Chilcott Co. LLC, Term Loan B-2, 5.75%, 4/30/15 295,861
     119,400      Warner Chilcott Co. LLC, Term Loan B-3, 5.75%, 4/30/15 119,557
                                                                         970,014
                  Life Sciences Tools & Services - 0.9%
     1,341,380    Catalent Pharma Solutions, Inc., Dollar Term Loan,2.51,213,949
     265,000      inVentiv Health, Inc., Term Loan B, 4.75%, 7/31/16     261,025
                                                                       1,474,974
                  Pharmaceuticals - 0.3%
     426,573      Mylan, Inc., U.S. Tranche B Term Loan, 3.625% - 3.813% 425,212
                  Total Pharmaceuticals & Biotechnology & Life Sciences2,870,200

                  Diversified Financials - 1.5%
                  Specialized Finance - 1.5%
     830,516      Ace Cash Express, Inc., Term Loan, 3.533%, 10/5/13     722,549
     670,550      Asset Acceptance Capital Corp., Tranche B Term Loan, 3 647,081
     853,189      Collect Acquisition Corp., Advance Term Loan B, 7.5%,  831,859
     250,000      MSCI, Inc., Term Loan, 4.75%, 6/1/16                   251,563
                  Total Diversified Financials                         2,453,052

                  Insurance - 3.4%
                  Insurance Brokers - 2.4%
     1,434,600    Alliant Holdings I, Inc., Term Loan, 3.533%, 8/21/14 1,352,111
     128,204      HUB International, Ltd., Delay Draw Term Loan, 3.033%, 117,147
     570,356      HUB International, Ltd., Initial Term Loan, 3.033%, 6/ 521,163
      99,250      U.S.I. Holdings Corp., Series C Term Loan, 7.0%, 5/5/1 95,677
     1,940,000    U.S.I. Holdings Corp., Tranche B Term Loan, 3.29%, /51,773,888
                                                                       3,859,986
                  Multi-Line Insurance - 1.0%
     790,101      AmWins Group, Inc., Initial Term Loan, 3.04%, 6/8/13   731,337
     1,000,000    AmWins Group, Inc., Second Lien Initial Term Loan, 6.0 850,000
                                                                       1,581,337
                  Total Insurance                                      5,441,323

                  Real Estate - 0.2%
                  Real Estate Development - 0.2%
     249,375      Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7 250,622
                  Total Real Estate                                      250,622

                  Software & Services - 3.7%
                  Application Software - 0.6%
     974,555      Nuance Communications, Inc., Term Loan, 2.32%, 3/29/13 938,314

                  Internet Software & Services - 0.6%
     565,000      Savvis Communications Corp., Term Loan, 5.0%, 8/1/16   548,050
     445,466      Web Service Co. LLC, Term Loan, 7.0%, 8/28/14          440,733
                                                                         988,783
                  IT Consulting & Other Services - 1.7%
     398,602      Activant Solutions, Inc., Term Loan, 2.563%, 5/2/13    375,350
     546,710      Keane International, Inc., Closing Date Term Loan, 2.7 501,607
      42,654      Keane International, Inc., Synthetic LC Loan, 2.665%,  39,135
     1,934,837    SunGard Data Systems, Inc., Tranche A U.S.Term Loan, 1,836,402
                                                                       2,752,494
                  Systems Software - 0.8%
     1,354,712    Vangent, Inc., Term Loan, 2.75%, 2/14/13             1,286,977
                  Total Software & Services                            5,966,568

                  Technology Hardware & Equipment - 0.5%
                  Communications Equipment - 0.2%
     248,750      TowerCo Finance LLC, Term Loan, 6.0% - 6.25%, 11/24/14 248,543

                  Electronic Equipment & Instruments - 0.3%
     488,773      Scitor Corp., Term Loan, 4.57%, 9/26/14                480,220
                  Total Technology Hardware & Equipment                  728,763

                  Semiconductors & Semiconductor Equipment - 0.9%
                  Semiconductor Equipment - 0.9%
     729,375      Aeroflex, Inc., Tranche B-2 Term Loan, 4.188%, 8/15/14 684,701
     777,760      Freescale Semiconductor, Inc., Extended Maturity Term  716,619
                  Total Semiconductors & Semiconductor Equipment       1,401,320

                  Telecommunication Services - 0.4%
                  Integrated Telecommunication Services - 0.4%
     249,375      Cincinnati Bell, Inc., Tranche B Term Loan, 6.5%, 6/11 245,367
     431,590      Telesat Canada, U.S. Term I Loan, 3.32%, 10/31/14      418,642
      37,072      Telesat Canada, U.S. Term II Loan, 3.32%, 10/31/14     35,960
                  Total Telecommunication Services                       699,969


                  Utilities - 1.2%
                  Electric Utilities - 0.3%
     658,396      Texas Competitive Electric Holdings Co. LLC, Initial T 512,490

                  Independent Power Producers & Energy Traders - 0.9%
     1,321,465    Calpine Corp., First Priority Term Loan, 3.415%, /29/1,257,044
     184,378      Mach Gen LLC, First Lien Synthetic LC Loan, 2.25%, 2/2 170,703
                                                                       1,427,747
                  Total Utilities                                      1,940,237
                  TOTAL FLOATING RATE LOAN INTERESTS
                  (Cost $59,204,395)                                  56,947,179

      Shares      COMMON STOCKS - 1.0% of Net Assets
                  Energy - 0.0%
                  Oil & Gas Equipment & Services - 0.0%
     193,316  (j) Skeie Drilling & Production ASA                        26,101
                  Total Energy                                           26,101

                  Materials - 0.4%
                  Commodity Chemicals - 0.3%
      19,670  (j) Georgia Gulf Corp.                                     301,934
      6,542   (j) Lyondell Basell Industries (Class A)                   117,756
      5,905   (j) Lyondell Basell Industries (Class B)                   106,290
                                                                         525,980
                  Forest Products - 0.0%
      13,963  (j) Ainsworth Lumber Co., Ltd.                             38,231

                  Steel - 0.1%
      15,083 (g)(jNiagara Corp.                                          117,044
                  Total Materials                                        681,255

                  Automobiles &  Components - 0.6%
                  Auto Parts & Equipment - 0.6%
      10,904  (j) Lear Corp.                                             852,366
                  Total Automobiles &  Components                        852,366

                  Media - 0.0%
                  Cable & Satellite - 0.0%
       213    (j) Charter Communications, Inc.                            7,774
                  Total Media                                             7,774

                  Software & Services - 0.0%
                  Systems Software - 0.0%
      2,114  (g)(jPerseus Holding Corp.                                     0
                  Total Software & Services                                 0
                  TOTAL COMMON STOCKS
                  (Cost $1,375,008)                                    1,567,496

                  CONVERTIBLE PREFERRED STOCK - 0.4% of Net Assets
                  Diversified Financials - 0.4%
                  Other Diversified Financial Services - 0.4%
       595        Bank of America Corp.                                  547,400
                  TOTAL CONVERTIBLE PREFERRED STOCK
                  (Cost $490,737)                                        547,400

                  PREFERRED STOCK - 0.0% of Net Assets
                  Software & Services - 0.0%
                  Systems Software - 0.0%
      1,110  (g)(jPerseus Holding Corp. (144A)                              0
                  TOTAL PREFERRED STOCK
                  (Cost $0)                                                 0

                  RIGHTS/WARRANTS - 0.0% of Net Assets
                  Real Estate - 0.0%
                  Real Estate Development - 0.0%
     750,000 (i)(jNeo-China Group Holdings, Ltd., Expires 7/22/12 (144A) 14,487
                  TOTAL RIGHTS/WARRANTS
                  (Cost $17,012)                                         14,487


                  ESCROW HOLDINGS - 0.0% of Net Assets
                  Energy - 0.0%
                  Oil & Gas Refining & Marketing  - 0.0%
     1,140,00(g)(jVerasun Energy Corp.                                      0
                  Total Energy                                              0

                  Automobiles & Components - 0.0%
                  Auto Parts & Equipment  - 0.0%
      50,000 (g)(jLear Corp.                                                0
                  Total Automobiles & Components                            0
                  TOTAL ESCROW HOLDINGS
                  (Cost $0)                                                 0

                  TEMPORARY CASH INVESTMENTS - 7.9% of Net Assets
                  Repurchase Agreements - 2.5%(k)
     4,000,000    BNP Paribas, 0.21% dated 7/30/10, repurchase price of
                  $4,000,000 plus accrued interest
                  on 8/2/10 collateralized by the following:
                     $1,529,283 Federal Home Loan Mortgage Corp., 2.416% -
                      6.858%, 6/1/24
                     $2,594,684 Federal National Mortgage Association (ARM),
                      1.452%  - 6.
                     $71,975 Freddie Mac Giant, 4.0%, 1/20/40          4,000,000
                  Total Repurchase Agreements                          4,000,000

                  Securities Lending Collateral - 5.4%(k)
                  Certificates of Deposit:
     245,134      Bank of Nova Scotia, 0.47%, 9/7/10                     245,134
     171,594      BBVA NY, 0.539%, 7/26/11                               171,594
     245,134      BBVA NY,  0.55%, 8/16/10                               245,134
     269,648      CBA, 0.558%, 1/3/11                                    269,648
     147,081      DNB Nor Bank ASA NY, 0.485%, 8/26/10                   147,081
     245,134      Nordea NY,  0.5%, 12/10/10                             245,134
     245,134      Royal Bank of Canada NY, 0.337%, 1/21/11               245,134
                                                                       1,568,859
                  Commercial Paper:
      98,054      American Honda Finance, 0.371%, 4/15/11                98,054
     147,081      American Honda Finance, 0.378%, 5/4/11                 147,081
      32,428      Caterpillar Financial Services Corp., 0.555%, 8/20/10  32,428
     196,050      CHARFD, 8/23/10                                        196,050
      48,988      CHARFD, 10/15/10                                       48,988
     147,022      CLIPPR, 9/1/10                                         147,022
      97,969      CLIPPR, 10/8/10                                        97,969
     221,504      CME, 1.00% 8/6/10                                      221,504
     102,071      FAIRPP, 8/16/10                                        102,071
     122,515      FASCO, 9/2/10                                          122,515
     112,705      FASCO, 9/9/10                                          112,705
     245,176      Federal Home Loan Bank, 0.37%, 6/1/11                  245,176
     122,556      General Electric Capital Corp., 0.548% 1/26/11         122,556
      26,718      General Electric Capital Corp., 0.594%, 10/6/10        26,718
      26,534      General Electric Capital Corp., 0.602%, 10/21/10       26,534
      24,494      General Electric Capital Corp., 0.618%, 6/6/11         24,494
      73,546      General Electric Capital Corp., 0.645%, 8/20/10        73,546
     207,241      JPMorgan Chase & Co., 0.858%, 9/24/10                  207,241
     122,556      OLDLLC, 8/12/10                                        122,556
     115,938      OLDLLC, 8/16/10                                        115,938
     122,553      PARFIN, 8/11/10                                        122,553
     245,118      RANGER, 8/9/10                                         245,118
     147,022      SANTANDER, 8/23/10                                     147,022
     367,693      SOCNAM, 8/3/10                                         367,693
     196,052      SRCPP, 8/30/10                                         196,052
      48,989      SRCPP, 10/12/10                                        48,989
     172,057      STRAIT, 8/23/10                                        172,057
      73,493      STRAIT, 10/4/10                                        73,493
     118,300      TBLLC,  8/9/10                                         118,300
     122,473      TBLLC, 10/12/10                                        122,473
     245,134      Toyota Motor Credit Corp., 0.343%, 1/10/11             245,134
     244,929      VARFUN, 10/25/10                                       244,929
     147,088      Wachovia Corp., 0.638%, 3/22/11                        147,088
     245,134      Westpac, 0.501%, 7/29/11                               245,134
      98,040      WFC, 0.606%, 12/2/10                                   98,040
                                                                       4,885,221
                  Tri-party Repurchase Agreements:
     433,648      Barclays Capital Markets, 0.21%, 8/2/10                433,648
     367,701      Deutsche Bank Securities, Inc., 0.20%, 8/2/10          367,701
     735,403      RBS Securities, Inc., 0.21%, 8/2/10                    735,403
                                                                       1,536,752
      Shares      Money Market Mutual Funds
     367,702      Blackrock Liquidity Temporary Cash Fund                367,702
     367,702      Dreyfus Preferred Money Market Fund                    367,702
                                                                         735,404
                  Total Securities Lending Collateral                  8,726,236
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $12,726,236)                                  12,726,236
                  TOTAL INVESTMENTS IN SECURITIES - 144.9%
                  (Cost $237,216,915)(l)                             232,824,527
                  OTHER ASSETS AND LIABILITIES - (44.9)%             -72,107,470
                  NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%60,717,057

          NR      Security not rated by S&P or Moody's.

      (144A) Security is exempt from registration under Rule 144A of the securities securities may be resold normally to qualified institutional buyers in from registration. At July 31, 2010, the fair value of these securities amounted to
                  $98,162,696 or 61.1% of total net assets applicable to common Shareowners
(a)	Floating rate note.  The rate shown is the coupon rate at July
31, 2010
(b)

         (b)      Security is in default and is non-income producing.

(c)	Payment-in-Kind (PIK) security which may pay interest in
(d)	 additional pri

(e)	Security is a perpetual bond and has no definite maturity

(f)	 date.

(e)	Debt obligation initially issued at one coupon rate which
(f)	converts to a
                  The coupon rate shown is the coupon rate at July 31, 2010.

         (f)      Security is priced as a unit.

(g)	Security is fair valued using fair value methods (other than
(h)	 prices sup

(i)	Floating rate loan interests in which the Trust invests

(j)	generally pay i
                  reference to a base lending rate plus a premium.  These base l
		      lending rate
European banks, such as LIBOR (London InterBank Offered
Rate),(ii) the
(iii) the certificate of deposit (iv) other base lending rates used by rate accruing at July 31, 2010.

(i)	Indicates a security that has been deemed illiquid. The
(ii)	aggregate cost
                  $17,012. The aggregate fair value $14,487 represents 0.0% of total net

         (j)      Non-income producing.

   (k) Securities lending collateral is managed by Credit Suisse AG, York


(k)	At July 31, 2010, the net unrealized loss on investments based
(l)	on cost of $238,299,793 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost        $9,487,844

                  Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value      (14,963,110)
                  Net unrealized loss                               $(5,475,266)

For financial reporting purposes net unrealized loss was $4,392,388 and investments aggregated $237,216,915.

         (m)      At July 31, 2010, the following securities were out on loan:
     Principal
      Amount
     USD ($)                           Description                        Value
          970,000 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)    1,042,750
          100,000 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)         102,750
          170,000 BWAY Holding Co., 10.0%, 6/15/18 (144A)                180,200
          348,000 CEVA Group PLC, 11.5%, 4/1/18 (144A)                   360,554
          495,000 Cricket Communications, Inc., 9.375%, 11/1/14          511,706
          874,000 DASA Finance Corp., 8.75%, 5/29/18 (144A)              948,290
          250,000 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)             267,500
       1,130,000  First Data Corp., 9.875%, 9/24/15                      909,650
          782,000 OJSC Vimpel Communications, 9.125%, 4/30/18 (144A)     894,413
          400,000 Sally Holdings LLC, 10.5%, 11/15/16                    436,000
          247,000 Sino-Forest Corp., 10.25%, 7/28/14 (144A)              271,700
          210,000 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)  210,525
          600,000 Tenneco, Inc., 8.625%, 11/15/14                        618,000
          495,000 Texas Competitive Electric Holdings Co. LLC, 10.25%, 331,650 1,000,000 Univision Communications, Inc., 9.75%, 3/15/15 (144A) 910,000
          300,000 Yankee Acquisition Corp., 9.75%, 2/15/17               312,000
                                                                      $8,307,688


                  Glossary of Terms:
                  LC - Letter of Credit

                  Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                  BRL - Brazilian Real
                  EURO - Euro
                  NOK - Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments $14,191,279 and $15,880,201, respectively.

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest
              priority
                       is given to Level 3.
                Level 1 - quoted prices in active markets for identical
             securities
              Level 2 - other significant observable inputs (including
                  quoted
                 prices for similar securities, interest rates, prepayment
                      speeds,
                      credit risk, etc.)
                  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of July
                  31, 2010, in valuing the Fund's assets:
				 Level 1     Level 2      Level 3      Total
Asset Backed Secururities          $0       $2,781,555      $0      $2,781,555
Collateralized Mort oblig           0        1,600,516       0       1,600,516
Corporate Bonds(sys.software)       0           0         513,749      513,749
Corporate Bonds(other)              0      150,101,314       0      150,101,314
Convertible Bonds & Notes           0        5,017,170       0        5,017,170
Sovereign debt. obligations         0         1,007,425      0        1,007,425
Floating Rate Loan interests        0       56,947,179       0       56,947,179
Common Stock (steel)                0           0         117,044       117,044
Common Stock (other industries)  1,424,351      26,101	     0	      1,450,452
Convertible Preferred stock      547,400        0            0          547,400
Preferred stock			    0		0	     0		 0
Rights/ Warrants                    0         14,487         0           14,487
Escrow holdings		            0           0            0		 0
Temporary Cash Investments          0        11,990,832      0        11,990,832
Money Market Mutual funds       735,404         0            0           735,404
Total                        $2,707,155   $229,486,579   $ 630,793  $232,824,527

Other Financial Instruments    ($14,335)       $0            $0       ($14,335)

* Other financial instruments Include foreign exchange contracts.

                      Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Fixed
                                 Corp. Bonds      Floating
                                  & Notes         Rate Loans      Common Stock
                              (systems software)   (steel)          (steel)
Balance as of 4/30/10             $513,749         $891,034        $117,044
Realized gain (loss)                  0               0               0
Change in unrealized app/(dep)        0           (63,090)            0
Net purchases (sales)                 0               830             0
Transfers in and out of level 3*      0          (828,774)            0
Balance as of 7/31/10              $513,749          $0           $117,044


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.